SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENTS OF ADDITIONAL INFORMATION OF EACH OF THE LISTED FUNDS:

DWS Core Equity Fund
DWS Floating Rate Fund
DWS Global Inflation Fund
DWS Select Alternative Allocation Fund
DWS Small Cap Core Fund
DWS Unconstrained Income Fund
DWS Unconstrained Income VIP
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The following changes are effective on or about May 31, 2013:

QS Investors, LLC (“QS Investors”) will no longer serve as subadvisor to each fund. All references to QS Investors are hereby deleted.

For DWS Floating Rate Fund, DWS Global Inflation Fund, DWS Select Alternative Allocation Fund, DWS Unconstrained Income Fund and DWS Unconstrained Income VIP only:

The following disclosure is deleted as a heading relating to investment policies and techniques in the INVESTMENT PRACTICES AND TECHNIQUES appendix of each fund’s Statements of Additional Information Part I:

GTAA Overlay Strategy

Please Retain This Supplement for Future Reference

April 25, 2013
SAISTKR-91